Vanguard® Large-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.3%)
	Linde plc	544,065	269,726
	Newmont Corp. (XNYS)	1,277,236	138,261
	Freeport-McMoRan Inc.	1,687,371	99,184
	Ecolab Inc.	297,955	79,262
	Air Products & Chemicals Inc.	261,421	75,940
	Fastenal Co.	1,348,240	62,558
	Nucor Corp.	254,066	42,963
	International Paper Co.	619,957	22,132
	International Flavors & Fragrances Inc.	285,627	20,722
	Steel Dynamics Inc.	81,446	14,660
	LyondellBasell Industries NV Class A	151,319	12,190
			837,598
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	11,343,147	2,362,437
*	Tesla Inc.	3,304,496	1,228,446
	Walmart Inc.	5,146,647	639,625
	Costco Wholesale Corp.	521,141	519,281
*	Netflix Inc.	4,957,149	476,630
	Home Depot Inc.	1,168,811	384,410
	McDonald's Corp.	834,058	259,217
	TJX Cos. Inc.	1,303,773	208,213
	Walt Disney Co.	2,079,902	200,461
*	Uber Technologies Inc.	2,416,406	173,812
	Booking Holdings Inc.	37,172	156,506
	Lowe's Cos. Inc.	658,649	155,626
	Starbucks Corp.	1,337,612	119,837
*	O'Reilly Automotive Inc.	988,475	91,246
	Ross Stores Inc.	379,739	82,263
	Hilton Worldwide Holdings Inc.	269,208	81,861
	Marriott International Inc. Class A	248,892	81,405
	General Motors Co.	1,061,372	79,072
	Royal Caribbean Cruises Ltd.	285,855	78,662
*	Warner Bros Discovery Inc.	2,765,965	75,953
	NIKE Inc. Class B	1,398,898	73,890
*	AutoZone Inc.	19,440	65,664
	Target Corp.	531,624	64,433
	Electronic Arts Inc.	293,803	59,898
*	Airbnb Inc. Class A	447,571	56,519
	Ford Motor Co.	4,600,776	53,093
	Delta Air Lines Inc.	766,831	50,979
	Yum! Brands Inc.	324,555	50,462
*	Carvana Co.	159,213	50,053
*	Chipotle Mexican Grill Inc.	1,529,168	48,949
	eBay Inc.	525,983	47,875
	Garmin Ltd.	192,071	44,562
	DR Horton Inc.	306,144	42,009
*	Roblox Corp. Class A	737,957	41,739
*	Take-Two Interactive Software Inc.	206,533	40,790
*	United Airlines Holdings Inc.	384,752	35,424
*	Copart Inc.	1,022,888	33,960
	Carnival Corp.	1,306,678	33,817
	Expedia Group Inc.	137,378	31,719
	Dollar General Corp.	258,426	30,683
*,1	Live Nation Entertainment Inc.	192,976	29,431
	Tractor Supply Co.	617,980	27,994
*	Ulta Beauty Inc.	52,080	27,223
	PulteGroup Inc.	225,823	26,559
	Darden Restaurants Inc.	135,192	26,503
*	Dollar Tree Inc.	221,798	24,289

		Shares	Market Value ($000)
	Southwest Airlines Co.	576,876	21,673
	Lennar Corp. Class A	241,800	20,998
	Estee Lauder Cos. Inc. Class A	290,203	20,828
*	NVR Inc.	3,100	20,428
	Rollins Inc.	367,142	19,609
*	Lululemon Athletica Inc.	125,153	19,161
	Las Vegas Sands Corp.	354,992	19,127
*	Flutter Entertainment plc	164,676	16,789
	Fox Corp. Class A	212,086	12,386
*	Burlington Stores Inc.	36,927	12,015
	Genuine Parts Co.	80,884	8,553
	Fox Corp. Class B	145,123	7,706
	TKO Group Holdings Inc.	36,554	7,371
*	Trade Desk Inc. Class A	258,800	5,872
	Lennar Corp. Class B	10,472	881
			8,786,877
Consumer Staples (3.7%)
	Procter & Gamble Co.	2,728,564	394,114
	Coca-Cola Co.	4,039,501	307,204
	Philip Morris International Inc.	1,827,661	302,185
	PepsiCo Inc.	1,604,553	249,171
	Altria Group Inc.	1,962,943	129,535
	McKesson Corp.	143,817	124,454
	CVS Health Corp.	1,493,655	107,274
	Mondelez International Inc. Class A	1,504,983	86,747
	Colgate-Palmolive Co.	941,089	80,209
	Cencora Inc.	216,957	68,155
	Corteva Inc.	801,906	67,128
*	Monster Beverage Corp.	802,969	58,183
	Kroger Co.	668,751	48,391
	Archer-Daniels-Midland Co.	564,962	41,067
	Sysco Corp.	562,313	40,110
	Keurig Dr Pepper Inc.	1,515,431	39,901
	Kenvue Inc.	2,250,405	38,797
	Kimberly-Clark Corp.	389,714	37,596
	Hershey Co.	173,839	36,139
	Church & Dwight Co. Inc.	277,893	25,933
	Constellation Brands Inc. Class A	162,854	24,428
	General Mills Inc.	626,470	23,317
	Kraft Heinz Co.	972,925	21,881
	Tyson Foods Inc. Class A	331,186	21,219
	McCormick & Co. Inc.	297,694	15,016
			2,388,154
Energy (4.1%)
	Exxon Mobil Corp.	4,892,158	830,004
	Chevron Corp.	2,225,612	460,479
	ConocoPhillips	1,435,122	189,436
	Williams Cos. Inc.	1,434,206	104,382
	EOG Resources Inc.	629,885	91,063
	SLB Ltd.	1,755,629	90,222
	Valero Energy Corp.	351,084	86,746
	Phillips 66	470,503	85,716
	Marathon Petroleum Corp.	346,049	84,498
	Kinder Morgan Inc.	2,220,261	74,445
	Baker Hughes Co.	1,160,262	70,834
	ONEOK Inc.	739,395	66,834
	Cheniere Energy Inc.	234,468	66,533
	Targa Resources Corp.	252,346	63,271
	Occidental Petroleum Corp.	868,452	56,449
	Diamondback Energy Inc.	231,822	45,852
	Devon Energy Corp.	727,930	36,629
	Halliburton Co.	885,014	34,507
	Coterra Energy Inc.	849,209	29,841
	EQT Corp.	366,478	23,323
	Texas Pacific Land Corp.	34,399	16,324
*	First Solar Inc.	59,846	11,805
	Venture Global Inc. Class A	70,824	1,116
			2,620,309

		Shares	Market Value ($000)
Financials (10.1%)
*	Berkshire Hathaway Inc. Class B	2,065,127	989,609
	JPMorgan Chase & Co.	2,957,065	869,850
	Bank of America Corp.	7,224,898	352,214
	Wells Fargo & Co.	3,622,833	288,414
	Goldman Sachs Group Inc.	331,288	280,266
	Morgan Stanley	1,398,202	230,102
	Citigroup Inc. (XNYS)	1,933,139	219,237
	Charles Schwab Corp.	1,954,413	183,676
	Blackrock Inc.	164,348	158,055
	S&P Global Inc.	341,335	145,183
	Progressive Corp.	688,119	136,413
	Chubb Ltd.	413,261	134,694
	CME Group Inc.	421,045	124,356
	Intercontinental Exchange Inc.	666,766	104,869
	Blackstone Inc.	866,989	99,695
	Marsh & McLennan Cos. Inc.	568,408	98,590
	PNC Financial Services Group Inc.	473,564	98,544
	Bank of New York Mellon Corp.	806,512	95,676
	US Bancorp	1,824,157	94,874
	Moody's Corp.	176,955	77,197
	Aon plc Class A (XNYS)	238,978	77,137
	Travelers Cos. Inc.	253,898	74,057
	KKR & Co. Inc.	784,979	72,611
	Truist Financial Corp.	1,466,672	67,423
	Arthur J Gallagher & Co.	301,845	65,374
*	Robinhood Markets Inc. Class A	927,450	64,272
	Allstate Corp.	304,733	63,183
	Aflac Inc.	545,726	59,872
	Apollo Global Management Inc.	475,256	52,953
	Nasdaq Inc.	600,670	50,991
	Fifth Third Bancorp	1,056,301	49,076
	Ameriprise Financial Inc.	107,059	47,577
	American International Group Inc.	629,976	47,406
*	Berkshire Hathaway Inc. Class A	66	47,397
	MetLife Inc.	650,737	46,020
	MSCI Inc.	81,971	44,183
	Hartford Insurance Group Inc.	323,892	43,800
*	Coinbase Global Inc. Class A	248,780	43,439
	Prudential Financial Inc.	408,597	39,916
	State Street Corp.	310,881	39,345
*	Arch Capital Group Ltd.	396,860	38,095
	Huntington Bancshares Inc.	2,383,393	37,300
	M&T Bank Corp.	174,939	36,163
	Cboe Global Markets Inc.	122,873	34,536
	Interactive Brokers Group Inc. Class A	496,743	33,317
	Willis Towers Watson plc	111,006	32,269
	Raymond James Financial Inc.	201,824	29,222
	Northern Trust Corp.	207,269	28,928
	Cincinnati Financial Corp.	182,690	28,746
	Citizens Financial Group Inc.	474,015	28,427
	LPL Financial Holdings Inc.	94,022	28,285
	Ares Management Corp. Class A	246,395	26,882
*	Markel Group Inc.	14,042	26,877
	Regions Financial Corp.	1,013,852	26,482
	KeyCorp	1,279,363	25,651
	T Rowe Price Group Inc.	256,054	23,081
	Principal Financial Group Inc.	254,597	22,942
	Broadridge Financial Solutions Inc.	137,061	22,270
	W R Berkley Corp.	334,622	22,179
	Brown & Brown Inc.	339,747	22,155
	Loews Corp.	193,554	20,660
	Tradeweb Markets Inc. Class A	135,799	15,978
*	Rocket Cos. Inc. Class A	1,078,611	15,370
	Blue Owl Capital Inc.	388,887	3,551
			6,506,912
Health Care (9.1%)
	Eli Lilly & Co.	996,817	916,842
	Johnson & Johnson	2,829,397	691,618

		Shares	Market Value ($000)
	AbbVie Inc.	2,075,968	451,502
	Merck & Co. Inc.	2,902,772	349,174
	UnitedHealth Group Inc.	1,063,512	287,776
	Amgen Inc.	632,908	222,689
	Thermo Fisher Scientific Inc.	436,161	214,386
	Abbott Laboratories	2,040,161	209,463
	Gilead Sciences Inc.	1,457,507	203,133
*	Intuitive Surgical Inc.	416,960	192,214
	Pfizer Inc.	6,676,105	187,465
	Bristol-Myers Squibb Co.	2,390,964	145,012
	Danaher Corp.	747,198	141,669
*	Vertex Pharmaceuticals Inc.	298,262	133,186
	Stryker Corp.	404,409	132,885
	Medtronic plc	1,507,364	130,613
*	Boston Scientific Corp.	1,742,190	109,322
	Regeneron Pharmaceuticals Inc.	121,977	94,244
	HCA Healthcare Inc.	183,786	86,975
	Cigna Group	309,403	82,533
	Elevance Health Inc. (XNYS)	259,113	75,855
	Cardinal Health Inc.	276,271	58,379
*	Edwards Lifesciences Corp.	681,890	54,606
	Zoetis Inc.	446,077	52,731
	Becton Dickinson & Co.	334,302	52,562
*	IDEXX Laboratories Inc.	93,486	52,529
*	Alnylam Pharmaceuticals Inc.	155,701	51,517
	ResMed Inc.	171,034	38,394
	Agilent Technologies Inc.	332,081	37,850
	GE HealthCare Technologies Inc.	508,301	36,181
*	Waters Corp.	115,158	34,294
*	IQVIA Holdings Inc.	199,220	33,975
*	Biogen Inc.	172,300	31,588
*	Veeva Systems Inc. Class A	173,681	30,509
*	Dexcom Inc.	451,864	28,377
	Labcorp Holdings Inc.	96,730	25,808
	STERIS plc	115,123	25,457
	Quest Diagnostics Inc.	128,988	25,279
	Humana Inc.	141,594	24,551
	West Pharmaceutical Services Inc.	84,563	21,195
	Zimmer Biomet Holdings Inc.	229,713	20,771
*	Insmed Inc.	126,545	20,693
*	Medline Inc. Class A	394,331	17,548
*	Centene Corp.	288,702	9,452
*	Insulet Corp.	41,330	8,673
*,2	ABIOMED Inc. CVR	12	—
			5,851,475
Industrials (11.2%)
	Visa Inc. Class A	1,823,760	551,213
	Mastercard Inc. Class A	935,393	467,379
	Caterpillar Inc.	546,288	387,023
	General Electric Co.	1,169,822	331,960
	RTX Corp.	1,575,940	303,999
	GE Vernova Inc.	316,448	276,227
*	Boeing Co.	922,053	183,516
	American Express Co.	564,303	170,690
	Deere & Co.	301,261	169,700
	Union Pacific Corp.	696,677	169,028
	Honeywell International Inc.	746,323	168,691
	Lockheed Martin Corp.	270,136	163,268
	Eaton Corp. plc	455,999	163,097
	Accenture plc Class A	722,423	143,249
	Capital One Financial Corp.	730,221	133,214
	Parker-Hannifin Corp.	148,172	132,650
	Northrop Grumman Corp.	166,621	113,676
	Howmet Aerospace Inc.	470,731	108,485
	Trane Technologies plc	259,853	108,291
	General Dynamics Corp.	285,695	98,056
	Quanta Services Inc.	175,668	96,445
	Automatic Data Processing Inc.	472,811	96,066
	Johnson Controls International plc	718,616	94,103

		Shares	Market Value ($000)
	3M Co.	618,389	89,809
	CSX Corp.	2,183,241	89,622
	Sherwin-Williams Co.	276,349	88,584
	FedEx Corp.	248,443	88,490
	Cummins Inc.	162,217	87,276
	Emerson Electric Co.	659,826	86,450
	United Parcel Service Inc. Class B (XNYS)	873,339	85,919
	Illinois Tool Works Inc.	321,452	83,671
	CRH plc	784,578	82,475
	TransDigm Group Inc.	66,316	76,858
	L3Harris Technologies Inc.	219,305	75,693
	Norfolk Southern Corp.	263,672	75,674
	PACCAR Inc.	617,428	71,313
	Cintas Corp.	399,076	67,500
	WW Grainger Inc.	52,831	57,629
	AMETEK Inc.	268,826	57,626
*	Keysight Technologies Inc.	201,722	56,960
	United Rentals Inc.	73,981	53,900
	Ferguson Enterprises Inc.	229,594	53,555
	Carrier Global Corp.	932,300	52,498
	Westinghouse Air Brake Technologies Corp.	200,184	50,028
	Rockwell Automation Inc.	131,897	47,335
	Old Dominion Freight Line Inc.	220,246	43,036
	Vulcan Materials Co.	153,315	41,748
	Martin Marietta Materials Inc.	70,808	41,683
*	Block Inc. (XNYS)	643,012	38,696
*	Axon Enterprise Inc.	89,652	38,074
	Ingersoll Rand Inc. (XYNS)	459,796	36,839
	Otis Worldwide Corp.	456,383	35,178
	Paychex Inc.	379,271	34,938
	Xylem Inc.	285,448	34,111
	Dover Corp.	158,348	33,008
*	Teledyne Technologies Inc.	54,350	32,882
	Sunbelt Rentals Holdings Inc.	487,898	31,757
*	Fiserv Inc.	565,207	31,539
	Verisk Analytics Inc.	161,954	30,731
	PayPal Holdings Inc. (XNGS)	679,269	30,723
*	Mettler-Toledo International Inc.	23,872	30,107
	Comfort Systems USA Inc.	20,608	28,418
	Fidelity National Information Services Inc.	604,005	28,334
*	Fair Isaac Corp.	26,455	28,242
	PPG Industries Inc.	262,416	28,047
	Synchrony Financial	408,146	27,762
	Equifax Inc.	141,208	25,427
	Veralto Corp.	276,424	24,441
*	Corpay Inc.	78,029	22,706
	Expeditors International of Washington Inc.	156,728	22,448
	Packaging Corp. of America	104,736	22,227
	Snap-on Inc.	60,944	22,136
*	Rocket Lab Corp.	332,687	21,365
*	Bloom Energy Corp. Class A	156,260	21,172
	Fortive Corp.	361,458	19,981
	HEICO Corp. Class A	88,974	18,782
	Dow Inc.	414,302	17,256
	Global Payments Inc. (XNYS)	249,761	16,809
	Hubbell Inc.	31,223	15,322
	HEICO Corp.	48,608	13,328
*	Trimble Inc.	137,494	8,969
*	Symbotic Inc.	39,073	2,079
			7,209,192
Real Estate (1.8%)
	Welltower Inc.	819,184	161,961
	Prologis Inc.	1,087,392	143,731
	Equinix Inc.	115,337	113,058
	American Tower Corp.	547,224	94,440
	Digital Realty Trust Inc.	403,423	72,701
	Simon Property Group Inc.	362,427	67,603
	Realty Income Corp.	1,094,756	66,977
	Public Storage	185,466	50,239

		Shares	Market Value ($000)
*	CBRE Group Inc. Class A	346,535	46,942
	Ventas Inc.	557,633	45,603
	Crown Castle Inc.	511,989	41,630
	Iron Mountain Inc.	329,968	33,703
	Extra Space Storage Inc.	247,891	32,506
	VICI Properties Inc. (XNYS)	1,166,503	31,869
	AvalonBay Communities Inc.	166,226	27,153
	Equity Residential	421,108	24,909
	SBA Communications Corp.	125,112	21,533
*	CoStar Group Inc.	492,873	19,882
	Weyerhaeuser Co.	423,066	10,335
	Essex Property Trust Inc.	37,833	9,156
	Invitation Homes Inc.	340,324	8,457
			1,124,388
Technology (39.9%)
	NVIDIA Corp.	27,103,425	4,726,837
	Apple Inc.	17,236,835	4,374,536
	Microsoft Corp.	8,718,225	3,227,225
	Alphabet Inc. Class A	6,822,769	1,961,956
	Broadcom Inc.	5,566,579	1,722,912
	Alphabet Inc. Class C	5,439,636	1,560,414
	Meta Platforms Inc. Class A	2,567,881	1,469,162
	Micron Technology Inc.	1,321,421	446,429
*	Advanced Micro Devices Inc.	1,914,225	389,411
*	Palantir Technologies Inc. Class A	2,555,818	373,865
	Applied Materials Inc.	931,762	318,467
	Lam Research Corp.	1,466,160	313,260
	Oracle Corp.	2,023,939	297,742
	International Business Machines Corp.	1,101,321	266,949
	KLA Corp.	153,894	226,595
*	Intel Corp.	4,691,682	207,044
	Texas Instruments Inc.	1,065,541	206,864
	Salesforce Inc.	1,034,122	193,040
	Analog Devices Inc.	573,189	182,354
	Amphenol Corp. Class A	1,443,166	182,344
	QUALCOMM Inc.	1,252,739	161,328
*	Palo Alto Networks Inc.	957,870	153,566
	Intuit Inc.	326,707	141,262
*	ServiceNow Inc.	1,228,067	128,394
	Corning Inc.	906,565	123,266
*	Adobe Inc.	481,969	117,157
*	AppLovin Corp. Class A	288,431	114,796
	Vertiv Holdings Co. Class A	449,183	112,556
*	Crowdstrike Holdings Inc. Class A	281,189	109,779
*	Sandisk Corp.	170,869	108,560
	Western Digital Corp.	398,061	107,672
	Marvell Technology Inc.	1,024,591	101,486
	Seagate Technology Holdings plc	256,029	100,302
*	Cadence Design Systems Inc.	323,896	90,001
*	Synopsys Inc.	224,896	89,167
*	Cloudflare Inc. Class A	354,197	73,085
	TE Connectivity plc	344,499	72,007
*	DoorDash Inc. Class A	409,139	61,432
*	Autodesk Inc.	248,899	59,586
	Monolithic Power Systems Inc.	54,313	59,383
	Dell Technologies Inc. Class C	352,860	57,915
*	Snowflake Inc.	381,667	57,563
*	Fortinet Inc.	695,029	56,798
	Teradyne Inc.	183,678	54,453
*	Strategy Inc.	368,727	46,017
*	Datadog Inc. Class A	385,416	45,498
	Roper Technologies Inc.	120,847	42,763
	Microchip Technology Inc.	635,325	41,048
	Hewlett Packard Enterprise Co.	1,560,108	37,146
	Cognizant Technology Solutions Corp. Class A	561,503	34,448
*	Workday Inc. Class A	250,068	32,489
*	ON Semiconductor Corp.	462,623	28,646
*	CoreWeave Inc. Class A	340,281	26,362
*	Coherent Corp.	109,925	26,185

		Shares	Market Value ($000)
	VeriSign Inc.	96,883	24,062
*	Zoom Communications Inc.	296,224	23,813
	NetApp Inc. (XNGS)	225,337	23,072
*	MongoDB Inc.	90,798	22,225
*	Reddit Inc. Class A	155,746	20,971
	HP Inc.	1,073,787	20,627
*	Zscaler Inc.	122,691	17,212
	SS&C Technologies Holdings Inc.	240,978	16,283
	Qnity Electronics Inc.	123,060	14,199
*	Super Micro Computer Inc. (XNGS)	597,777	13,611
*	Atlassian Corp. Ltd. Class A	199,123	13,590
	Leidos Holdings Inc.	74,203	11,540
	CDW Corp.	75,826	9,177
*	Tyler Technologies Inc.	25,267	8,651
*	HubSpot Inc.	29,440	7,186
*	GoDaddy Inc. Class A	78,388	6,480
*	Pinterest Inc. Class A	326,846	5,994
			25,578,215
Telecommunications (2.1%)
	Cisco Systems Inc.	4,173,721	323,839
	AT&T Inc.	8,219,312	238,278
	Verizon Communications Inc.	4,456,673	223,725
*	Arista Networks Inc.	1,253,882	153,952
	Comcast Corp. Class A	4,213,116	120,959
	T-Mobile US Inc.	517,474	108,685
	Motorola Solutions Inc.	194,509	84,411
*	Ciena Corp.	82,948	32,203
*	Lumentum Holdings Inc.	41,858	29,416
*,1	Charter Communications Inc. Class A	96,634	20,861
			1,336,329
Utilities (2.7%)
	NextEra Energy Inc.	2,446,199	227,203
	Southern Co.	1,291,711	124,676
	Duke Energy Corp.	913,432	119,605
	Waste Management Inc.	473,533	108,813
	Constellation Energy Corp.	361,620	100,982
	American Electric Power Co. Inc.	634,999	83,236
	Sempra	766,297	74,461
	Dominion Energy Inc.	1,031,721	63,781
	Vistra Corp.	397,793	59,800
	Entergy Corp.	531,820	59,755
	Xcel Energy Inc.	732,429	58,184
	Exelon Corp.	1,185,278	58,102
	Republic Services Inc.	235,670	51,617
	Waste Connections Inc. (XTSE)	300,186	48,762
	Consolidated Edison Inc.	424,136	48,004
	Public Service Enterprise Group Inc.	585,542	47,400
	WEC Energy Group Inc.	382,218	44,249
	PG&E Corp.	2,513,184	44,157
	Ameren Corp.	324,536	35,673
	CenterPoint Energy Inc.	766,522	33,083
	Edison International	451,778	33,061
	FirstEnergy Corp.	643,697	32,610
	PPL Corp.	837,984	32,011
	American Water Works Co. Inc.	229,202	31,192
	Eversource Energy	440,862	30,543
	DTE Energy Co.	207,254	30,305
	CMS Energy Corp.	359,779	27,912
	Alliant Energy Corp.	301,901	21,664
	NiSource Inc.	280,930	13,108
	Evergy Inc.	128,141	10,497
			1,754,446
Total Common Stocks (Cost $29,106,107)			63,993,895

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 3.687% (Cost $168,505)	1,685,218	168,505
Total Investments (99.9%) (Cost $29,274,612)			64,162,400
Other Assets and Liabilities—Net (0.1%)			32,880
Net Assets (100%)			64,195,280
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,891.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $5,052 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	97	31,868	110

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	16,913	(4.490)	551	—
Citigroup Inc.	8/31/2027	BANA	13,823	(4.380)	—	(139)
Global Payments Inc.	8/31/2026	BANA	2,100	(4.299)	—	(104)
Goldman Sachs Group Inc.	8/31/2027	BANA	14,427	(4.455)	60	—
JPMorgan Chase & Co.	8/31/2027	BANA	61,884	(4.427)	—	(310)
NetApp Inc.	8/31/2026	BANA	669	(4.320)	—	(20)
PayPal Holdings Inc.	8/31/2026	BANA	18,017	(4.366)	139	—
Raymond James Financial Inc.	2/1/2027	CITNA	926	(4.140)	3	—
Salesforce Inc.	8/31/2026	BANA	2,002	(3.590)	51	—
VICI Properties Inc.	8/31/2026	BANA	2,308	(4.339)	58	—
VICI Properties Inc.	2/1/2027	CITNA	82	(4.090)	3	—
Visa Inc. Class A	8/31/2026	BANA	45,736	(3.630)	—	(428)
					865	(1,001)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	63,993,895	—	—	63,993,895
Temporary Cash Investments	168,505	—	—	168,505
Total	64,162,400	—	—	64,162,400
Derivative Financial Instruments
Assets
Futures Contracts[1]	110	—	—	110
Swap Contracts	—	865	—	865
Total	110	865	—	975
Liabilities
Swap Contracts	—	(1,001)	—	(1,001)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.